[Graphic]

RICHARD B. FISHER

President

Federated High Income Bond Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. was created in 1977, and I am pleased to present its 22nd Annual Report. The fund is designed to provide high monthly income from a broadly diversified portfolio of high-yield bonds. 1 The fund's assets now exceed $2.3 billion, and it has earned an enviable overall five-star Morningstar Rating TM out of 1521 taxable bond funds as of March 31, 1999. 2

This report covers the 12-month reporting period from April 1, 1998 through March 31, 1999. It begins with an interview with the fund's portfolio manager, Mark E. Durbiano, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's high-yielding corporate bond holdings, and third is the publication of the fund's financial statements.

The fund's recently completed fiscal year saw a weaker high-yield bond market, as overseas economic difficulties during the year caused investors to flee to the comfort of U.S. Treasuries, sending the yields of high-yield bonds higher and prices lower. This development was particularly acute in the third quarter of 1998, when the equity markets tumbled worldwide and high-yield bonds recorded extremely negative returns. The market improved in the second half of the reporting period, but not enough to counter the effects of the third quarter results. Bond prices reflected concern, not so much with the individual holdings of the fund, but on the perception of the bonds' outlook. The fund's holdings are well-diversified across more than 320 issues, and in many cases, are well-known, successful corporations which have issued high-yield bonds.

1 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

2 Past performance is no guarantee of future results. Morningstar proprietary ratings reflect risk-adjusted performance through 3/31/99. They are subject to change every month. Ratings are calculated from the funds' 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury-bill returns. The top 10% of funds in a rating universe receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars; the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The fund received 3, 5, and 5 stars for the 3-, 5-, and 10-year periods and was rated among 1521, 1048, and 371 taxable bond funds, respectively. Ratings are for the A Shares class only; other classes may vary.

For the fiscal year ended March 31, 1999, Federated High Income Bond Fund, Inc. produced a strong level of income and modestly positive returns that outperformed the overall returns of the high-yield market and the negative returns of the average high-yield bond fund. Individual share class total return performance, including income distributions, follows. 3



                                   INCOME

                 TOTAL RETURN   DISTRIBUTIONS   NET ASSET VALUE CHANGE
Class A Shares   1.94%          $1.00           $12.10 to $11.30 = (7%)
Class B Shares   1.18%          $0.92           $12.09 to $11.29 = (7%)
Class C Shares   1.26%          $0.92           $12.09 to $11.30 = (7%)


Our high-yield bond managers are proud of their long-term performance in a market that has experienced both price appreciation as well as price declines. Volatility is the nature of the high-yield bond market.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. Your questions, comments, or suggestions about the fund are always welcome.

Very sincerely yours,

[Graphic]

Richard B. Fisher

President

May 15, 1999

3 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (2.64%), (3.96%), and 0.33%, respectively.

[Graphic]

MARK E. Durbiano

Senior Vice President

Federated Investment Management Company

Investment Review

HOW DID HIGH-YIELD BONDS PERFORM DURING THE FUND'S FISCAL YEAR?

Total returns for high-yield bonds were disappointing for the 12-month period ended March 31, 1999 in comparison to high-quality corporate bonds and U.S. Treasury bonds. For example, the Lehman Brothers Aggregate Bond Index, 1 a measure of high-quality bond performance, returned 6.49%, which was far superior to the 0.38% return generated by the Lehman Brothers High Yield Bond Index 1 and the (1.94%) return of the Lipper High Current Yield Funds Average.

2

WHAT FACTORS IMPACTED THE PERFORMANCE OF HIGH-YIELD BONDS DURING THE REPORTING PERIOD?

High-yield bonds underperformed high-quality fixed-income assets because of investor concerns that U.S. economic growth would slow in 1999. This led investors to expect increased credit risk and rising default rates. These concerns developed because of substantial volatility in world financial markets and weakness in foreign economies, especially emerging markets, during much of 1998.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

For example, the yield spread (or risk premium) between the First Boston High Yield Bond Index 3 and a comparable U.S. Treasury increased from 378 basis points on March 31, 1998 to 605 basis points on March 31, 1999. When yield spreads increase, high-yield bonds exhibit poor price performance relative to higher quality fixed-income securities. These conditions peaked in the third quarter of 1998 (June 30th through September 30th) when equity markets tumbled worldwide and high-yield bonds recorded some of their worst returns. The economy's strong performance at the end of 1998 and into 1999 coupled with three Federal Reserve Board interest rate cuts spurred some improvement in the fourth quarter of 1998 and the first quarter of 1999, although not enough to offset the damage done.

WHAT SPECIFIC SECTORS WERE THE BEST AND WORST PERFORMERS DURING THE REPORTING PERIOD?

The telecommunications sector, the cable television sector and the broadcasting sector (the three largest industry exposures for the fund) turned in strong performances during the reporting period. These sectors were positively impacted by regulatory changes, consolidation activity, and generally strong overall financial performance.

On the negative side, falling oil and gas prices caused energy related securities to substantially decline in value. Likewise, declining prices for many industrial commodities caused chemical, metal and mining related securities to decline in price. Finally, the implementation of new reimbursement regulations for long-term care providers caused the price of health care related securities to substantially decline.

HOW DID FEDERATED HIGH INCOME BOND FUND, INC. PERFORM DURING THE FUND'S FISCAL YEAR ENDED MARCH 31, 1999?

On a relative basis, the fund performed well. The fund outperformed the overall high-yield market and the average high-yield bond fund. For the 12-month reporting period ended March 31, 1999, the fund's Class A, B, and C Shares produced total returns of 1.94%, 1.18%, and 1.26%, respectively, based on net asset value. 4 These returns were superior to the Lehman Brothers High Yield Bond Index return of 0.38% and the Lipper High Current Yield Funds Average return of (1.94%).

WHAT HOLDINGS HAVE AFFECTED THE FUND'S RETURN OVER THE REPORTING PERIOD BOTH ON AN ABSOLUTE BASIS AS WELL AS RELATIVE TO THE INDICES?

Several factors led to the fund's strong relative performance. First, the fund's large holdings in cable television and broadcasting issuers performed well. Securities of PEGASUS MEDIA, ECHOSTAR DBS CORP. and NTL, INC. were standout performers. The telecommunications sector, the funds largest industry exposure, while volatile given the developing nature of many companies in the sector, positively impacted performance. Positions in QWEST COMMUNICATIONS INTERNATIONAL, INC., METRONET COMMUNICATIONS CORP. and NEXTEL COMMUNICATIONS, INC. were especially strong performers for the fund.

3 The First Boston High Yield Bond Index is an unmanaged index that serves as a benchmark to evaluate the performance of low-quality bonds, which are defined as BBB to CCC and defaults. Investments cannot be made in an index.

4 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (2.64%), (3.96%), and 0.33%, respectively.

The fund also benefited from underweighted positions in the energy sector and the health care sector, which substantially underperfomed the overall market. The fund was positively impacted by calls and tenders from VIACOM, INC., SYGNET WIRELESS, INC., ALLIED WASTE INDUSTRIES, INC., VANGUARD CELLULAR SYSTEMS, INC. and SIMMONS CO.

On the negative side, AMERITRUCK DISTRIBUTION CORP. and FORCENERGY, INC. filed for Chapter 11 bankruptcy protection during the year. AMERITRUCK was negatively impacted by its failure to successfully integrate a major acquisition, and FORCENERGY was impacted by low oil and gas prices. Also, KCS ENERGY, INC. and THE HOLT GROUP, INC. substantially underperformed the overall market. Despite the two defaults mentioned above, the default experience of Federated High Income Bond Fund, Inc. remains better than the overall market and security selection positively impacted performance relative to its peers.

WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF MARCH 31, 1999?



                                  PERCENTAGE OF

NAME                              NET ASSETS
Level 3 Communications, Inc.        2.45%
Chancellor Media Corp.              2.27%
NEXTEL/NEXTEL International         2.13%
Intermedia Communications, Inc.     1.88%
Tenet Healthcare Corp.              1.71%
Sinclair Broadcast Group, Inc.      1.62%
MetroNet Communications Corp.       1.56%
NTL, Inc.                           1.46%
Telewest PLC                        1.41%
McLeod, Inc.                        1.36%
TOTAL                              17.85%


LOOKING INTO 1999, WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD BOND MARKET, AND WHAT ARE YOUR SECTOR STRATEGIES FOR FEDERATED HIGH INCOME BOND FUND, INC.?

For the balance of 1999, we believe that high-yield bonds offer the potential for attractive relative returns. The biggest plus should be the resilient domestic economy, which has continued to surprise most economists with its vibrant non-inflationary growth. This surprising strong non-inflationary growth should lead to additional spread tightening. Sectors that have underperformed recently such as energy, long-term care, metals and mining have already reflected difficult operating conditions and may possess upside potential. The fund remains overweighted in the telecommunications, broadcasting and cable television sectors as operating performance and consolidation activity continue to provide attractive potential returns. We are selectively looking for opportunities in specific sectors and selected securities that have underperformed over the past 12 months for the benefit of the fund's shareholders. As always, broad diversification coupled with rigorous analysis will be employed to identify attractive investment opportunities.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $22,000 IN THE CLASS A SHARES OF FEDERATED HIGH INCOME BOND FUND, INC. ON 11/30/77, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $185,105 ON 3/31/99. YOU WOULD HAVE EARNED A 10.52% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/99, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (2.64%), 9.10%, and 11.01%, respectively. Class B Shares' average annual 1-year and since inception (9/27/94) total returns were (3.96%) and 9.88%, respectively. Class C Shares' average annual 1-year, 5- year, and since inception (4/30/93) total returns were 0.33%, 9.27%, and 8.88%, respectively. 2

[Graphic representation "A1" omitted.  See Appendix.]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 21 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $87,712.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $22,000, but your account would have reached a total value of $87,712 1 by 3/31/99. You would have earned an average annual total return of 11.32%.

A practical investment plan helps you pursue long-term performance from high-yield corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic representation "A2" omitted.  See Appendix.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-
Investing for High Monthly Income

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On March 31, 1989, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $14,204. This represents an 11.01% average annual total return. For Chuck, that means extra money toward the construction of his first home.

[Graphic representation "A3" omitted.  See Appendix.]

 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Federated High Income Bond Fund, Inc.-
Class A Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1989 to March 31, 1999 compared to the Lehman Brothers Single B Rated Index (LBSBRI) and the Lipper High Current Yield Funds Average (LHCYFA). 2



AVERAGE ANNUAL TOTAL RETURN 3 AS OF MARCH 31, 1999
1 Year                            (2.64%)
5 Years                            9.10%
10 Years                          11.01%
Start of Performance (11/30/77)   10.52%


[Graphic representation "A4" omitted.  See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance. This index is unmanaged. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable sales charges.

Federated High Income Bond Fund, Inc.-
Class B Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class B Shares) (the "Fund") from September 27, 1994 (start of performance) to March 31, 1999 compared to the Lehman Brothers Single B Rated Index (LBSBRI) and the Lipper High Current Yield Funds Average (LHCYFA). 2



AVERAGE ANNUAL TOTAL RETURN 3 AS OF MARCH 31, 1999
1 Year                             (3.96%)
Start of Performance (9/27/94)      9.88%


[Graphic representation "A5" omitted.  See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance. This index is unmanaged. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Federated High Income Bond Fund, Inc.-
Class C Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated High Income Bond Fund, Inc. (Class C Shares) (the "Fund") from April 30, 1993 (start of performance) to March 31, 1999 compared to the Lehman Brothers Single B Rated Index (LBSBRI) and the Lipper High Current Yield Funds Average (LHCYFA). 2



AVERAGE ANNUAL TOTAL RETURN 3 AS OF MARCH 31, 1999
1 Year                           0.33%
5 Years                          9.27%
Start of Performance (4/30/93)   8.88%


 [Graphic representation "A6" omitted.  See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance. This index is unmanaged. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

MARCH 31, 1999



PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-93.2%
                       AEROSPACE & DEFENSE-0.0%

  $  1,000,000         Aviation Sales Co., Sr.
                       Sub. Note, 8.125%,

                       2/15/2008                      $     1,000,000
                       AUTOMOBILE-1.9%
     6,850,000         Accuride Corp., Sr. Sub.

                       Note, 9.25%, 2/1/2008                6,952,750
     4,425,000         Aftermarket Technology
                       Co., Sr. Sub. Note,
                       Series B, 12.00%,

                       8/1/2004                             4,568,812

     1,875,000         Aftermarket Technology
                       Co., Sr. Sub. Note,
                       Series D, 12.00%,

                       8/1/2004                             1,935,938
     7,000,000    1, 2 American Axle &
                       Manufacturing, Inc., Sr.
                       Sub. Note, 9.75%,

                       3/1/2009                             7,192,500
     4,900,000    1, 2 HDA Parts System, Inc.,
                       Sr. Sub. Note, 12.00%,

                       8/1/2005                             4,802,000
     6,000,000         Lear Corp., Sub. Note,
                       9.50%, 7/15/2006                     6,390,000
     2,000,000         Lear Seating Corp., Sub.
                       Note, 8.25%, 2/1/2002                2,010,000
     2,550,000         OshKosh Truck Corp., Sr.
                       Sub. Note, 8.75%,

                       3/1/2008                             2,581,875
     6,825,000         Oxford Automotive, Inc.,
                       Sr. Sub. Note, 10.125%,

                       6/15/2007                            7,063,875
                       TOTAL                               43,497,750

                       BANKING-0.6%
    13,900,000         GS Escrow Corp., Sr.

                       Note, 7.125%, 8/1/2005              13,832,029
                       BEVERAGE & TOBACCO-0.6%

     2,100,000         Canandaigua Brands,
                       Inc., Sr. Sub. Note,

                       8.50%, 3/1/2009                      2,157,750
     7,375,000         Dimon, Inc., Sr. Note,
                       8.875%, 6/1/2006                     6,526,875
     4,825,000    1, 2 National Wine & Spirits,
                       Inc., Sr. Note, 10.125%,

                       1/15/2009                            4,993,875
                       TOTAL                               13,678,500

                       BROADCAST RADIO & TV-
                       7.8%

    12,125,000      3  ACME Television, LLC,
                       Sr. Disc. Note, Series B,

                       0/10.875%, 9/30/2004                10,306,250

     1,875,000      3  Benedek Communications
                       Corp., Sr. Sub. Disc.
                       Note, 0/13.25%,

                       5/15/2006                            1,425,000
    12,975,000      3  Big City Radio, Inc., Sr.
                       Disc. Note, 0/11.25%,

                       3/15/2005                            9,147,375
     5,412,100         CBS Radio, Inc., Sub.
                       Deb., 11.375%, 1/15/2009             6,305,096
     4,375,000         Capstar Broadcasting
                       Partners, Inc., Sr. Sub.

                       Note, 9.25%, 7/1/2007                4,626,563
     5,200,000         Chancellor Media Corp.,
                       Company Guarantee,
                       Series B, 10.50%,

                       1/15/2007                            5,785,000
     2,500,000         Chancellor Media Corp.,
                       Company Guarantee,

                       9.00%, 10/1/2008                     2,687,500
    16,750,000         Chancellor Media Corp.,
                       Sr. Sub. Note, Series B,

                       8.125%, 12/15/2007                  17,126,875
     7,500,000         Chancellor Media Corp.,
                       Sr. Sub. Note, Series B,

                       8.75%, 6/15/2007                     7,837,500
    10,000,000         Chancellor Media Corp.,
                       Sr. Sub. Note, 9.375%,

                       10/1/2004                           10,475,000
     8,050,000    1, 2 Chancellor Media Corp.,
                       Sr. Note, 8.00%,

                       11/1/2008                            8,412,250


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-

                       continued

                       BROADCAST RADIO & TV-

                       CONTINUED

 $   5,425,000         Cumulus Media, Inc., Sr.
                       Sub. Note, 10.375%,

                       7/1/2008                      $      5,859,000
    22,625,000      3  Fox/Liberty Networks,
                       LLC, Sr. Disc. Note,

                       0/9.75%, 8/15/2007                  16,799,063
     5,900,000         Fox/Liberty Networks,
                       LLC, Sr. Note, 8.875%,

                       8/15/2007                            6,136,000
     3,000,000         Lamar Advertising Co.,
                       Sr. Sub. Note, 8.625%,

                       9/15/2007                            3,195,000
     3,900,000         Lamar Advertising Co.,
                       Sr. Sub. Note, 9.625%,

                       12/1/2006                            4,260,750
     3,200,000         NWCG Holding Corp., Sr.
                       Secured Disc. Note,
                       13.50% accrual,

                       6/15/1999                            3,176,224
     9,500,000         Outdoor Systems, Inc.,
                       Sr. Sub. Note, 8.875%,

                       6/15/2007                           10,212,500
     5,950,000         Outdoor Systems, Inc.,
                       Sr. Sub. Note, 9.375%,

                       10/15/2006                           6,485,500
     5,037,000         SFX Broadcasting, Inc.,
                       Sr. Sub. Note, Series B,

                       10.75%, 5/15/2006                    5,364,405

     4,975,000         Sinclair Broadcast
                       Group, Inc., Sr. Sub.

                       Note, 10.00%, 9/30/2005              5,261,063
    12,125,000         Sinclair Broadcast
                       Group, Inc., Sr. Sub.

                       Note, 8.75%, 12/15/2007             12,306,875
     6,700,000         Sinclair Broadcast
                       Group, Inc., Sr. Sub.

                       Note, 9.00%, 7/15/2007               6,867,500
     5,500,000         Young Broadcasting,
                       Inc., Sr. Sub. Note,
                       Series B, 10.125%,

                       2/15/2005                            5,885,000
     2,000,000         Young Broadcasting,
                       Inc., Sr. Sub. Note,

                       11.75%, 11/15/2004                   2,155,000
     1,000,000         Young Broadcasting,
                       Inc., Sr. Sub. Note,
                       Series B, 9.00%,

                       1/15/2006                            1,030,000
                       TOTAL                              179,128,289

                       BUILDING & DEVELOPMENT-
                       0.9%

     2,950,000         American Architectural
                       Products Corp., Sr.

                       Note, 11.75%, 12/1/2007              2,522,250
     5,850,000         American Builders &
                       Contractors Supply Co.,
                       Inc., Sr. Sub. Note,
                       Series B, 10.625%,

                       5/15/2007                            5,294,250
     5,350,000         Building Materials Corp.
                       of America, Sr. Note,
                       Series B, 8.625%,

                       12/15/2006                           5,430,250
     6,775,000    1, 2 Formica Corp., Sr. Sub.
                       Note, 10.875%, 3/1/2009              6,741,125
                       TOTAL                               19,987,875

                       BUSINESS EQUIPMENT &

                       SERVICES-2.2%
    10,525,000         Dialog Corp., Sr. Sub.

                       Note, Series A, 11.00%,

                       11/15/2007                          10,182,937

     4,850,000       3 Electronic Retailing
                       Systems International,
                       Inc., Sr. Disc. Note,

                       0/13.25%, 2/1/2004                   1,624,750

     8,325,000         Fisher Scientific
                       International, Inc., Sr.
                       Sub. Note, 9.00%,

                       2/1/2008                             8,449,875

    10,950,000         Fisher Scientific
                       International, Inc., Sr.
                       Sub. Note, 9.00%,

                       2/1/2008                            11,114,250

    13,800,000         U.S. Office Products
                       Co., Sr. Sub. Note,

                       9.75%, 6/15/2008                     9,177,000

     5,166,000         United Stationers Supply
                       Co., Sr. Sub. Note,

                       12.75%, 5/1/2005                     5,747,175

     3,300,000         United Stationers Supply
                       Co., Sr. Sub. Note,

                       8.375%, 4/15/2008                    3,308,250
                       TOTAL                               49,604,237


PRINCIPAL
AMOUNT

OR UNITS                                                       VALUE

                       CORPORATE BONDS-

                       continued
                       CABLE TELEVISION-11.2%

 $      91,523    3, 4 Australis Media Ltd.,
                       Sr. Secured Disc. Note,
                       0/15.75%, 5/15/2003           $            915
     5,350,000    3, 4 Australis Media Ltd.,
                       Unit, 0/14.00%,

                       5/15/2003                               53,500
     3,000,000         CSC Holdings, Inc., Sr.
                       Note, 7.875%, 12/15/2007             3,174,030
     3,850,000         CSC Holdings, Inc., Sr.
                       Sub. Deb., 9.875%,

                       2/15/2013                            4,312,000
    11,500,000         CSC Holdings, Inc., Sr.
                       Sub. Note, 9.25%,

                       11/1/2005                           12,391,250
     4,175,000         CSC Holdings, Inc., Sr.
                       Sub. Note, 9.875%,

                       5/15/2006                            4,561,187

    17,975,000 1, 2, 3 Charter Communications
                       Holdings Capital Corp.,
                       Sr. Disc. Note, 0/9.92%,

                       4/1/2011                            11,661,281
     4,725,000         Comcast Corp., Sr. Sub.
                       Deb., 9.375%, 5/15/2005              5,073,469
     3,250,000      3  Comcast UK Cable, Sr.
                       Disc. Deb., 0/11.20%,

                       11/15/2007                           2,892,500

    13,275,000      3  Diamond Cable
                       Communications PLC, Sr.
                       Disc. Note, 0/10.75%,

                       2/15/2007                           10,354,500

     7,675,000      3  Diamond Cable
                       Communications PLC, Sr.
                       Disc. Note, 0/11.75%,

                       12/15/2005                           6,830,750

     3,750,000      3  Diamond Cable
                       Communications PLC, Sr.
                       Disc. Note, 0/13.25%,

                       9/30/2004                            3,853,125
     5,500,000      3  Diva Systems Corp.,
                       Unit, 0/12.625%,

                       3/1/2008                             1,842,500
    26,800,000    1, 2 Echostar DBS Corp., Sr.
                       Note, 9.375%, 2/1/2009              27,939,000
    14,525,000      3  International Cabletel,
                       Inc., Sr. Defd. Cpn.
                       Note, Series B,

                       0/11.50%, 2/1/2006                  12,782,000
     9,200,000      3  International Cabletel,
                       Inc., Sr. Disc. Note,
                       Series A, 0/12.75%,

                       4/15/2005                            8,694,000
     5,300,000         Lenfest Communications,
                       Inc., Sr. Secured Note,

                       8.375%, 11/1/2005                    5,671,000
     2,475,000         Lenfest Communications,
                       Inc., Sr. Sub. Note,

                       10.50%, 6/15/2006                    2,908,125
     5,600,000         Lenfest Communications,
                       Inc., Sr. Sub. Note,

                       8.25%, 2/15/2008                     5,866,000
    14,775,000 1, 2, 3 NTL, Inc., Sr. Defd. Cpn.
                       Note, 0/12.375%,

                       10/1/2008                           10,213,219
    30,600,000 1, 2, 3 NTL, Inc., Sr. Defd. Cpn.
                       Note, 0/9.75%, 4/1/2008             21,152,250
     2,000,000    1, 2 NTL, Inc., Sr. Note,
                       11.50%, 10/1/2008                    2,270,000

     5,500,000         Pegasus Communications
                       Corp., Sr. Note, Series

                       B, 9.625%, 10/15/2005                5,706,250

     4,000,000    1, 2 Pegasus Communications
                       Corp., Sr. Note, 9.75%,

                       12/1/2006                            4,180,000
     4,500,000         Pegasus Media, Sr. Sub.
                       Note, Series B, 12.50%,

                       7/1/2005                             4,972,500
     3,000,000      3  RCN Corp., Sr. Disc.
                       Note, Series B,

                       0/11.125%, 10/15/2007                2,032,500
       400,000      3  RCN Corp., Sr. Disc.
                       Note, 0/11.00%, 7/1/2008               246,000
     2,375,000      3  RCN Corp., Sr. Disc.
                       Note, 0/9.80%, 2/15/2008             1,460,625
     4,225,000         Rogers Cablesystems
                       Ltd., Sr. Secd. 2nd
                       Priority Deb., 10.00%,

                       12/1/2007                            4,774,250

     7,225,000         Rogers Cablesystems
                       Ltd., Sr. Secd. 2nd
                       Priority Note, Series B,

                       10.00%, 3/15/2005                    8,182,312

     6,500,000         Rogers Cablesystems
                       Ltd., Sr. Sub. Gtd. Deb.,

                       11.00%, 12/1/2015                    7,653,750
     1,650,000         Rogers Communications,
                       Inc., Sr. Note, 8.875%,

                       7/15/2007                            1,720,125
    34,225,000      3  TeleWest PLC, Sr. Disc.
                       Deb., 0/11.00%,

                       10/1/2007                           30,289,125


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-

                       continued

                       CABLE TELEVISION-

                       CONTINUED

 $   1,825,000    1, 2 TeleWest PLC, Sr. Note,
                       11.25%, 11/1/2008             $      2,126,125
    14,150,000      3  UIH Australia/Pacific,
                       Sr. Disc. Note, Series B,

                       0/14.00%, 5/15/2006                  8,985,250

    15,875,000      3  United International
                       Holdings, Inc., Sr.
                       Secd. Disc. Note,

                       0/10.75%, 2/15/2008                 10,715,625
                       TOTAL                              257,541,038

                       CHEMICALS & PLASTICS-3.2%
     1,350,000         Buckeye Cellulose Corp.,

                       Sr. Sub. Note, 8.50%,

                       12/15/2005                           1,390,500
     6,025,000         Buckeye Cellulose Corp.,
                       Sr. Sub. Note, 9.25%,

                       9/15/2008                            6,378,246
     2,500,000         Foamex LP, Sr. Sub. Note,
                       13.50%, 8/15/2005                    2,562,500
    11,125,000    1, 2 Huntsman Corp., Sr. Sub.
                       Note, 9.50%, 7/1/2007               11,069,375
     7,250,000         ISP Holding, Inc., Sr.
                       Note, Series B, 9.00%,

                       10/15/2003                           7,431,250
     3,270,000         ISP Holding, Inc., Sr.
                       Note, Series B, 9.75%,

                       2/15/2002                            3,384,450
     7,900,000         Polymer Group, Inc., Sr.
                       Sub. Note, Series B,

                       8.75%, 3/1/2008                      8,038,250
    18,125,000         Polymer Group, Inc., Sr.
                       Sub. Note, Series B,

                       9.00%, 7/1/2007                     18,623,438

     9,625,000      3  Sterling Chemicals
                       Holdings, Inc., Sr.
                       Secured Disc. Note,

                       0/13.50%, 8/15/2008                  4,090,625
       500,000         Sterling Chemicals,
                       Inc., Sr. Sub. Note,

                       11.25%, 4/1/2007                       460,000
     4,850,000         Sterling Chemicals,
                       Inc., Sr. Sub. Note,

                       11.75%, 8/15/2006                    4,559,000

     6,000,000         Texas Petrochemicals
                       Corp., Sr. Sub. Note,

                       11.125%, 7/1/2006                    5,640,000
                       TOTAL                               73,627,634

                       CLOTHING & TEXTILES-2.3%

     4,575,000         Collins & Aikman
                       Floorcoverings, Inc.,
                       Sr. Sub. Note, 10.00%,

                       1/15/2007                            4,769,437

    17,975,000         Collins & Aikman
                       Products Co., Sr. Sub.

                       Note, 11.50%, 4/15/2006             19,323,125
     6,025,000         Dyersburg Corp., Sr.
                       Sub. Note, 9.75%,

                       9/1/2007                             4,488,625
     4,900,000         GFSI, Inc., Sr. Sub.
                       Note, Series B, 9.625%,

                       3/1/2007                             4,532,500
     7,075,000         Glenoit Corp., Sr. Sub.
                       Note, 11.00%, 4/15/2007              6,579,750
     6,750,000         Pillowtex Corp., Sr.
                       Sub. Note, 10.00%,

                       11/15/2006                           7,121,250
     5,700,000         Pillowtex Corp., Sr.
                       Sub. Note, Series B,

                       9.00%, 12/15/2007                    5,785,500
                       TOTAL                               52,600,187

                       CONGLOMERATE-0.4%
    10,700,000         Eagle Picher Industries,

                       Inc., Sr. Sub. Note,

                       9.375%, 3/1/2008                    10,379,000
                       CONSUMER PRODUCTS-4.5%

    13,500,000         Albecca, Inc., Company
                       Guarantee, 10.75%,

                       8/15/2008                           11,542,500

     4,300,000         American Safety Razor
                       Co., Sr. Note, Series B,

                       9.875%, 8/1/2005                     4,375,250
     6,450,000         Amscan Holdings, Inc.,
                       Sr. Sub. Note, 9.875%,

                       12/15/2007                           5,514,750
     8,350,000         Chattem, Inc., Sr. Sub.
                       Note, 8.875%, 4/1/2008               8,454,375


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-

                       continued

                       CONSUMER PRODUCTS-

                       CONTINUED

 $   1,400,000         Diamond Brands Operating
                       Corp., Sr. Sub. Note,

                       10.125%, 4/15/2008            $      1,183,000
     2,375,000      3  Diamond Brands, Inc.,
                       Sr. Disc. Deb.,

                       0/12.875%, 4/15/2009                   558,125

     1,950,000         Hosiery Corp. of
                       America, Inc., Sr. Sub.

                       Note, 13.75%, 8/1/2002               2,096,250
     6,900,000      3  ICON Fitness Corp., Sr.
                       Disc. Note, Series B,

                       0/14.00%, 11/15/2006                   103,500
     1,000,000         NBTY, Inc., Sr. Sub.
                       Note, Series B, 8.625%,

                       9/15/2007                              940,000

    10,175,000         Playtex Family Products
                       Corp., Sr. Sub. Note,

                       9.00%, 12/15/2003                   10,505,688
     1,475,000         Playtex Products, Inc.,
                       Sr. Note, 8.875%,

                       7/15/2004                            1,530,312

     3,500,000         Revlon Consumer Products
                       Corp., Sr. Note, 8.125%,

                       2/1/2006                             3,412,500

    25,625,000         Revlon Consumer Products
                       Corp., Sr. Sub. Note,

                       8.625%, 2/1/2008                    23,575,000
     4,125,000    1, 2  Scotts Co., Sr. Sub.
                       Note, 8.625%, 1/15/2009              4,279,688
     5,050,000      3  Sealy Mattress Co.,
                       Company Guarantee, Sr.
                       Sub Disc. Note,

                       0/10.875%, 12/15/2007                3,257,250
     2,400,000         Sealy Mattress Co., Sr.
                       Sub. Note, 9.875%,

                       12/15/2007                           2,394,000
     2,300,000    1, 2 Simmons Co., Sr. Sub.
                       Note, 10.25%, 3/15/2009              2,392,000
     4,950,000    1, 2 The Boyds Collection,
                       Ltd., Sr. Sub. Note,

                       9.00%, 5/15/2008                     5,253,187
     4,225,000    1, 2 True Temper Sports,
                       Inc., Sr. Sub. Note,

                       10.875%, 12/1/2008                   3,908,125
     1,425,000    1, 2 United Industries Corp.,
                       Sr. Sub. Note, 9.875%,

                       4/1/2009                             1,467,750
     7,475,000    1, 2 Volume Services America,
                       Inc., Sr. Sub. Note,

                       11.25%, 3/1/2009                     7,717,938
                       TOTAL                              104,461,188

                       CONTAINER & GLASS

                       PRODUCTS-1.1%

     2,150,000         Ball Corp., Company
                       Guarantee, Sr. Sub.

                       Note, 8.25%, 8/1/2008                2,230,625
     1,900,000    1, 2 Consumers Packaging,
                       Inc., Sr. Note, 9.75%,

                       2/1/2007                             1,957,000
     4,350,000         Plastic Containers,
                       Inc., Sr. Secd. Note,

                       10.00%, 12/15/2006                   4,654,500

     4,600,000    1, 2 Russell Stanley
                       Holdings, Inc., Sr. Sub.

                       Note, 10.875%, 2/15/2009             4,577,000
    10,675,000         Tekni-Plex, Inc., Sr.
                       Sub. Note, 9.25%,

                       3/1/2008                            10,941,875
                       TOTAL                               24,361,000

                       ECOLOGICAL SERVICES &

                       EQUIPMENT-1.3%

    31,000,000         Allied Waste North
                       America, Inc., Company
                       Guarantee, 7.875%,

                       1/1/2009                            30,457,500

                       ELECTRONICS-1.0%

     3,325,000    1, 2 Fairchild Semiconductor
                       Corp., Sr. Sub. Note,

                       10.375%, 10/1/2007                   3,391,500

    13,800,000         Telecommunications
                       Techniques Co., LLC, Sr.
                       Sub. Note, 9.75%,

                       5/15/2008                           14,007,000
     4,800,000         Viasystems, Inc., Sr.
                       Sub. Note, 9.75%,

                       6/1/2007                             4,548,000
                       TOTAL                               21,946,500


PRINCIPAL
AMOUNT

OR UNITS                                                       VALUE

                       CORPORATE BONDS-

                       continued
                       FOOD & DRUG RETAILERS-1.2%

 $  10,800,000         Carr-Gottstein Foods
                       Co., Sr. Sub. Note,

                       12.00%, 11/15/2005            $     12,366,000
     4,750,000         Community Distributors,
                       Inc., Sr. Note, 10.25%,

                       10/15/2004                           4,358,125

     9,525,000         Jitney-Jungle Stores of
                       America, Inc., Sr. Sub.

                       Note, 10.375%, 9/15/2007             9,786,938
       150,000         Meyer (Fred), Inc.,
                       Company Guarantee,

                       7.45%, 3/1/2008                        158,737
                       TOTAL                               26,669,800

                       FOOD PRODUCTS-2.2%
    11,275,000    1, 2 Agrilink Foods, Inc.,

                       Sr. Sub. Note, 11.875%,

                       11/1/2008                           12,120,625
     4,550,000         Aurora Foods, Inc., Sr.
                       Sub. Note, 9.875%,

                       Series B, 2/15/2007                  4,936,750
     4,225,000         Aurora Foods, Inc., Sr.
                       Sub. Note, 9.875%,

                       Series B, 2/15/2007                  4,584,125
       700,000         Aurora Foods, Inc., Sr.
                       Sub. Note, Series E,

                       8.75%, 7/1/2008                        733,250
     6,875,000         Eagle Family Foods,
                       Inc., Sr. Sub. Note,

                       8.75%, 1/15/2008                     6,496,875

    10,950,000         International Home
                       Foods, Inc., Sr. Sub.

                       Note, 10.375%, 11/1/2006            11,908,125
     2,000,000    1, 2 New World Pasta Co., Sr.
                       Sub. Note, 9.25%,

                       2/15/2009                            2,030,000

     8,250,000    1, 2 Triarc Consumer Products
                       Group, LLC, Sr. Sub.

                       Note, 10.25%, 2/15/2009              8,250,000
                       TOTAL                               51,059,750

                       FOOD SERVICES-1.4%

     2,000,000         Advantica Restaurant
                       Group, Sr. Note, 11.25%,

                       1/15/2008                            2,050,000

    19,050,000         AmeriServe Food
                       Distribution, Inc., Sr.
                       Sub. Note, 10.125%,

                       7/15/2007                           13,716,000
     6,100,000    1, 2 Carrols Corp., Sr. Sub.
                       Note, 9.50%, 12/1/2008               6,206,750
     7,725,000    1, 2 Domino's, Inc., Sr. Sub.
                       Note, 10.375%, 1/15/2009             7,956,750
     4,965,000      3  Nebco Evans Holding Co.,
                       Sr. Disc. Note,

                       0/12.375%, 7/15/2007                 1,911,525
                       TOTAL                               31,841,025

                       FOREST PRODUCTS-1.2%

     4,250,000         Container Corp. of
                       America, Sr. Note,

                       11.25%, 5/1/2004                     4,505,000

     3,350,000    1, 2 Packaging Corp. of
                       America, Sr. Sub. Note,

                       9.625%, 4/1/2009                     3,350,000
     5,775,000         S. D. Warren Co., Sr.
                       Sub. Note, 12.00%,

                       12/15/2004                           6,273,094
     9,150,000         Stone Container Corp.,
                       Sr. Note, 11.50%,

                       10/1/2004                            9,699,000
     2,675,000         Stone Container Corp.,
                       Sr. Note, 12.58%,

                       8/1/2016                             2,701,750
     1,000,000         Stone Container Corp.,
                       Unit, 12.75%, 4/1/2002               1,010,000
                       TOTAL                               27,538,844

                       HEALTHCARE-3.6%
     6,000,000         Alliance Imaging, Inc.,

                       Sr. Sub. Note, 9.625%,

                       12/15/2005                           5,940,000
     9,550,000         CONMED Corp., Sr. Sub.
                       Note, 9.00%, 3/15/2008               9,693,250


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-

                       continued

                       HEALTHCARE-CONTINUED

 $   9,350,000         Dade International,
                       Inc., Sr. Sub. Note,

                       11.125%, 5/1/2006             $     10,378,500
     6,175,000         Everest Healthcare
                       Services Corp., Sr. Sub.

                       Note, 9.75%, 5/1/2008                6,175,000
     2,750,000         Genesis Health Ventures,
                       Inc., Sr. Sub. Note,

                       9.25%, 10/1/2006                     2,296,250
     1,300,000         Genesis Health Ventures,
                       Inc., Sr. Sub. Note,

                       9.75%, 6/15/2005                     1,111,500
     4,350,000    1, 2 Genesis Health Ventures,
                       Inc., Sr. Sub. Note,

                       9.875%, 1/15/2009                    3,806,250
     3,275,000         Hudson Respiratory Care,
                       Inc., Sr. Sub. Note,

                       9.125%, 4/15/2008                    2,849,250
     1,250,000         Kinetic Concepts, Inc.,
                       Company Guarantee,

                       9.625%, 11/1/2007                    1,212,500
     2,000,000    1, 2 Tenet Healthcare Corp.,
                       Sr. Note, 7.625%,

                       6/1/2008                             1,950,000
    12,250,000         Tenet Healthcare Corp.,
                       Sr. Note, 8.00%,

                       1/15/2005                           12,188,750
    13,300,000         Tenet Healthcare Corp.,
                       Sr. Sub. Note, 8.625%,

                       1/15/2007                           13,300,000
    11,950,000    1, 2 Tenet Healthcare Corp.,
                       Sr. Sub., 8.125%,

                       12/1/2008                           11,830,500
                       TOTAL                               82,731,750

                       HOME PRODUCTS &

                       FURNISHINGS-0.3%

     9,625,000      3  Falcon Building
                       Products, Inc., Sr. Sub.
                       Disc. Note, 0/10.50%,

                       6/15/2007                            6,015,625

     2,000,000         Falcon Building
                       Products, Inc., Sr. Sub.

                       Note, 9.50%, 6/15/2007               1,850,000
                       TOTAL                                7,865,625

                       HOTELS, MOTELS, INNS &

                       CASINOS-1.5%

     4,550,000         Courtyard by Marriott II
                       LP, Sr. Note, 10.75%,

                       2/1/2008                             4,743,375
     1,000,000         HMH Properties, Inc.,
                       Sr. Note, 7.875%,

                       8/1/2005                               996,250
    19,625,000         HMH Properties, Inc.,
                       Sr. Note, Series B,

                       7.875%, 8/1/2008                    18,962,656
     9,750,000         HMH Properties, Inc.,
                       Sr. Note, Series C,

                       8.45%, 12/1/2008                     9,725,625
                       TOTAL                               34,427,906

                       INDUSTRIAL PRODUCTS &

                       EQUIPMENT-4.6%
     8,075,000         Amphenol Corp., Sr. Sub.

                       Note, 9.875%, 5/15/2007              8,377,812
     6,650,000         Cabot Safety Acquisition
                       Corp., Sr. Sub. Note,

                       12.50%, 7/15/2005                    7,215,250

     6,895,000         Continental Global
                       Group, Inc., Sr. Note,

                       11.00%, 4/1/2007                     5,826,275

     6,850,000         Euramax International
                       PLC, Sr. Sub. Note,

                       11.25%, 10/1/2006                    7,089,750

     5,000,000         Fairfield Manufacturing
                       Co., Inc., Sr. Sub. Note,

                       11.375%, 7/1/2001                    5,187,500
     1,335,000         Hawk Corp., Sr. Note,
                       10.25%, 12/1/2003                    1,395,075
     6,525,000    1, 2 Hexcel Corporation, Sr.
                       Sub. Note, 9.75%,

                       1/15/2009                            6,622,875
     6,325,000         ISG Resources, Inc., Sr.
                       Sub. Note, 10.00%,

                       4/15/2008                            6,419,875

     3,350,000         International Utility
                       Structures, Inc., Sr.
                       Sub. Note, 10.75%,

                       2/1/2008                             3,417,000

     4,000,000         Johnstown America
                       Industries, Inc., Sr.
                       Sub. Note, 11.75%,

                       8/15/2005                            4,360,000


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-

                       continued
                       INDUSTRIAL PRODUCTS &
                       EQUIPMENT-CONTINUED

 $   4,125,000         Johnstown America
                       Industries, Inc., Sr.
                       Sub. Note, 11.75%,
                       8/15/2005                     $      4,496,250
     8,350,000         MMI Products, Inc., Sr.
                       Sub. Note, 11.25%,

                       4/15/2007                            8,913,625
     2,975,000    1, 2 MMI Products, Inc., Sr.
                       Sub. Note, 11.25%,

                       4/15/2007                            3,175,813
     7,650,000         Neenah Corp., Sr. Sub.
                       Note, 11.125%, 5/1/2007              8,089,875
     1,000,000    1, 2 Neenah Corp., Sr. Sub.
                       Note, 11.125%, 5/1/2007              1,057,500
     5,000,000         Unifrax Investment
                       Corp., Sr. Note, 10.50%,

                       11/1/2003                            5,125,000
    14,075,000         WESCO Distribution,
                       Inc., Sr. Sub. Note,

                       9.125%, 6/1/2008                    14,638,000
     6,750,000      3  WESCO International,
                       Inc., Sr. Disc. Note,

                       0/11.125%, 6/1/2008                  4,657,500
                       TOTAL                              106,064,975

                       LEISURE & ENTERTAINMENT-
                       3.1%

    10,502,000      3  AMF Group, Inc., Sr. Sub.
                       Disc. Note, 0/12.25%,

                       3/15/2006                            6,091,160
     2,450,000         AMF Group, Inc., Sr. Sub.
                       Note, 10.875%, 3/15/2006             1,960,000
     4,700,000         Loews Cineplex
                       Entertainment Corp., Sr.
                       Sub. Note, 8.875%,

                       8/1/2008                             4,711,750
    15,325,000      3  Premier Parks, Inc., Sr.
                       Disc. Note, 0/10.00%,

                       4/1/2008                            10,804,125
     4,000,000         Premier Parks, Inc., Sr.
                       Note, 12.00%, 8/15/2003              4,310,000
     2,650,000         Premier Parks, Inc., Sr.
                       Note, 9.25%, 4/1/2006                2,772,562
       500,000         Premier Parks, Inc., Sr.
                       Note, 9.75%, 1/15/2007                 540,000
    20,200,000         Regal Cinemas, Inc., Sr.
                       Sub. Note, 9.50%,

                       6/1/2008                            20,604,000
    17,450,000         Six Flags Theme Parks,
                       Sr. Sub. Disc. Note,

                       7.70%, 6/15/2005                    19,369,500
                       TOTAL                               71,163,097
                       MACHINERY & EQUIPMENT-2.9%
     4,886,000         Alvey Systems, Inc., Sr.
                       Sub. Note, 11.375%,

                       1/31/2003                            4,959,290

     8,375,000         Clark Material Handling
                       Corp., Sr. Note, 10.75%,

                       11/15/2006                           8,437,813
     5,150,000         Columbus McKinnon Corp.,
                       Sr. Sub. Note, 8.50%,

                       4/1/2008                             5,098,500

     6,300,000    1, 2 National Equipment
                       Services, Inc., Sr. Sub.

                       Note, 10.00%, 11/30/2004             6,457,500
     9,850,000         National Equipment
                       Services, Inc., Sr. Sub.
                       Note, Series C, 10.00%,

                       11/30/2004                          10,096,250
    10,700,000         NationsRent, Inc.,
                       Company Guarantee,

                       10.375%, 12/15/2008                 11,235,000
     7,350,000    1, 2 United Rentals, Inc.,
                       Sr. Sub. Note, 9.00%,

                       4/1/2009                             7,377,562
    13,200,000    1, 2 United Rentals, Inc.,
                       Sr. Sub. Note, 9.25%,

                       1/15/2009                           13,398,000
                       TOTAL                               67,059,915

                       METALS & MINING-0.9%
     9,625,000    1, 2 AEI Holding Co., Inc.,

                       Sr. Note, 10.50%,

                       12/15/2005                           9,793,438
    10,475,000    1, 2 AEI Resources, Inc., Sr.
                       Sub. Note, 11.50%,

                       12/15/2006                          10,475,000
                       TOTAL                               20,268,438


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-continued
                       OIL & GAS-2.6%

 $   5,925,000         Chiles Offshore, LLC,
                       Sr. Note, 10.00%,

                       5/1/2008                      $      4,325,250
    10,250,000         Continental Resources,
                       Inc., Sr. Sub. Note,

                       10.25%, 8/1/2008                     7,943,750
     3,275,000         DI Industries, Inc., Sr.
                       Note, 8.875%, 7/1/2007               2,603,625
    12,225,000         Dailey Petroleum
                       Services Corp., Company
                       Guarantee, 9.50%,

                       2/15/2008                            4,584,375
     9,400,000      4  Forcenergy, Inc., Sr.
                       Sub. Note, 8.50%,

                       2/15/2007                            3,619,000
     2,875,000      4  Forcenergy, Inc., Sr.
                       Sub. Note, 9.50%,

                       11/1/2006                            1,336,875
     3,975,000         KCS Energy, Inc., Sr.
                       Sub. Note, 8.875%,

                       1/15/2008                            1,013,625
     3,125,000         Nuevo Energy Co., Sr.
                       Sub. Note, 8.875%,

                       6/1/2008                             3,078,125
     1,200,000         Ocean Rig Norway AS,
                       Company Guarantee,

                       10.25%, 6/1/2008                       846,000
     2,575,000         Pacalta Resources Ltd.,
                       Sr. Note, 10.75%,

                       6/15/2004                            2,587,875
     5,825,000    1, 2 Pogo Producing Co., Sr.
                       Sub. Note, 10.375%,

                       2/15/2009                            5,883,250

     4,700,000         Pride Petroleum
                       Services, Inc., Sr.

                       Note, 9.375%, 5/1/2007               4,512,000
     3,775,000    1, 2 R&B Falcon Corp., Sr.
                       Note, 12.25%, 3/15/2006              3,982,625
     1,000,000    1, 2 R&B Falcon Corp., Sr.
                       Note, 9.50%, 12/15/2008                905,000
     2,225,000    1, 2 RBF Finance Co., Sr.
                       Secured Note, 11.375%,

                       3/15/2009                            2,380,750

     3,200,000         The Houston Exploration
                       Co., Sr. Sub. Note,

                       8.625%, 1/1/2008                     3,152,000

     3,025,000 1, 2, 3 Universal Compression
                       Holdings, Inc., Sr.
                       Disc. Note, 0/11.375%,

                       2/15/2009                            1,731,812

    10,100,000 1, 2, 3 Universal Compression
                       Holdings, Inc., Sr.
                       Disc. Note, 0/9.875%,

                       2/15/2008                            5,959,000
                       TOTAL                               60,444,937
                       PRINTING & PUBLISHING-1.9%
    11,850,000      3  Affiliated Newspaper
                       Investments, Inc., Sr.
                       Disc. Deb., 0/13.25%,

                       7/1/2006                            12,501,750
     3,750,000         Garden State Newspapers,
                       Inc., Sr. Sub. Note,

                       12.00%, 7/1/2004                     4,101,563
     6,225,000         Garden State Newspapers,
                       Inc., Sr. Sub. Note,

                       8.75%, 10/1/2009                     6,318,375

     5,050,000         Hollinger International
                       Publishing, Inc., Sr.
                       Sub. Note, 9.25%,

                       2/1/2006                             5,302,500

     4,875,000         Hollinger International
                       Publishing, Inc., Sr.
                       Sub. Note, 9.25%,

                       3/15/2007                            5,155,313

       750,000         K-III Communications
                       Corp., Company
                       Guarantee, Sr. Note,

                       8.50%, 2/1/2006                        774,375
     4,800,000         Primedia, Inc., Sr.
                       Note, 7.625%, 4/1/2008               4,824,000
     4,275,000         Ziff-Davis, Inc., Sr.
                       Sub. Note, 8.50%,

                       5/1/2008                             4,296,375
                       TOTAL                               43,274,251

                       REAL ESTATE-0.2%
     4,814,000         Trizec Finance Ltd., Sr.

                       Note, 10.875%,

                       10/15/2005                           5,223,190

                       RETAILERS-0.2%
     3,750,000         Leslie's Poolmart, Inc.,

                       Sr. Note, 10.375%,

                       7/15/2004                            3,909,375


PRINCIPAL

AMOUNT                                                       VALUE

                       CORPORATE BONDS-continued

                       SERVICES-0.6%

 $   9,208,000         Coinmach Corp., Sr.

                       Note, 11.75%, 11/15/2005      $     10,220,880
     4,700,000         SITEL Corp., Sr. Sub.
                       Note, 9.25%, 3/15/2006               4,488,500
                       TOTAL                               14,709,380

                       STEEL-0.6%
     1,125,000         AK Steel Corp., Sr. Note,

                       9.125%, 12/15/2006                   1,195,312

     1,200,000    1, 2 California Steel
                       Industries, Inc., Sr.

                       Note, 8.50%, 4/1/2009                1,218,000
     5,425,000         Metals USA, Inc., Sr.
                       Note, 8.625%, 2/15/2008              5,180,875
     5,400,000    1, 2 National Steel Corp.,
                       1st Mtg. Bond, Series A,

                       9.875%, 3/1/2009                     5,575,500
     1,000,000         Ryerson Tull, Inc.,
                       Note, 9.125%, 7/15/2006              1,081,270
                       TOTAL                               14,250,957

                       SURFACE TRANSPORTATION-
                       2.2%

     5,800,000         Allied Holdings, Inc.,
                       Sr. Note, Series B,

                       8.625%, 10/1/2007                    5,814,500

     6,975,000      4  AmeriTruck Distribution
                       Corp., Sr. Sub. Note,

                       12.25%, 11/15/2005                     313,875
     7,750,000         Gearbulk Holding Ltd.,
                       Sr. Note, 11.25%,

                       12/1/2004                            7,963,125

     9,250,000         Statia Terminals
                       International N.V., 1st
                       Mtg. Note, 11.75%,

                       11/15/2003                           9,758,750
    12,700,000         Stena AB, Sr. Note,
                       10.50%, 12/15/2005                  12,763,500
     6,450,000         Stena AB, Sr. Note,
                       8.75%, 6/15/2007                     5,998,500
     6,000,000         Stena Line AB, Sr. Note,
                       10.625%, 6/1/2008                    4,590,000
     4,400,000    1, 2 The Holt Group, Inc., Sr.
                       Note, 9.75%, 1/15/2006               2,882,000
                       TOTAL                               50,084,250

                       TELECOMMUNICATIONS &
                       CELLULAR-22.2%

    11,425,000    1, 2 American Cellular Corp.,
                       Sr. Note, 10.50%,

                       5/15/2008                           11,996,250
     2,200,000         Arch Communications,
                       Inc., Sr. Note, Series B,

                       12.75%, 7/1/2007                     2,068,000
    20,125,000      3  Call-Net Enterprises,
                       Inc., Sr. Disc. Note,

                       0/8.94%, 8/15/2008                  13,332,813
    11,875,000      3  Call-Net Enterprises,
                       Inc., Sr. Disc. Note,

                       0/9.27%, 8/15/2007                   8,668,750

     8,850,000    1, 2 Centennial Cellular
                       Corp., Sr. Sub. Note,

                       10.75%, 12/15/2008                   9,513,750

     2,225,000         Comcast Cellular
                       Holdings, Inc., Sr.
                       Note, Series B, 9.50%,

                       5/1/2007                             2,528,156
     4,975,000      3  E.Spire Communications,
                       Inc., Sr. Disc. Note,

                       0/12.75%, 4/1/2006                   3,308,375
     4,350,000      3  E.Spire Communications,
                       Inc., Sr. Disc. Note,

                       0/13.00%, 11/1/2005                  3,023,250

     7,425,000    1, 2 Hermes Europe Railtel
                       B.V., Sr. Note, 10.375%,

                       1/15/2009                            7,907,625

    13,750,000         Hermes Europe Railtel
                       B.V., Sr. Note, 11.50%,

                       8/15/2007                           15,193,750
     4,800,000      3  ICG Holdings, Inc., Sr.
                       Disc. Note, 0/11.625%,

                       3/15/2007                            3,537,360
    10,350,000      3  ICG Holdings, Inc., Sr.
                       Disc. Note, 0/12.50%,

                       5/1/2006                             8,505,216


PRINCIPAL
AMOUNT

OR UNITS                                                       VALUE

                       CORPORATE BONDS-continued

                       TELECOMMUNICATIONS &

                       CELLULAR-CONTINUED

 $   5,475,000      3  ICG Services, Inc., Sr.
                       Exchange Disc. Note,
                       0/9.875%, 5/1/2008            $      3,269,889
    11,175,000         IXC Communications,
                       Inc., Sr. Sub. Note,

                       9.00%, 4/15/2008                    11,677,875

     9,650,000      3  Intermedia
                       Communications, Inc.,
                       Sr. Disc. Note, Series B,
                       0/11.25%, 7/15/2007                  7,406,375

    18,300,000      3  Intermedia
                       Communications, Inc.,
                       Sr. Disc. Note,

                       0/12.50%, 5/15/2006                 15,921,000

     7,300,000         Intermedia
                       Communications, Inc.,
                       Sr. Note, 8.60%,

                       6/1/2008                             7,336,500

     4,500,000         Intermedia
                       Communications, Inc.,
                       Sr. Note, Series B,

                       8.875%, 11/1/2007                    4,601,250

    12,650,000      3  Intermedia
                       Communications, Inc.,
                       Sr. Sub. Disc. Note,

                       0/12.25%, 3/1/2009                   8,032,750
    35,725,000 1, 2, 3 Level 3 Communications,
                       Inc., Sr. Disc. Note,

                       0/10.50%, 12/1/2008                 22,551,406
    33,575,000         Level 3 Communications,
                       Inc., Sr. Note, 9.125%,

                       5/1/2008                            33,910,750
    16,025,000      3  McLeod, Inc., Sr. Disc.
                       Note, 0/10.50%, 3/1/2007            12,900,125
     4,775,000    1, 2 McLeod, Inc., Sr. Note,
                       8.125%, 2/15/2009                    4,810,812
     3,000,000         McLeod, Inc., Sr. Note,
                       8.375%, 3/15/2008                    3,045,000
     4,725,000         McLeod, Inc., Sr. Note,
                       9.25%, 7/15/2007                     4,984,875
     5,200,000         McLeod, Inc., Sr. Note,
                       9.50%, 11/1/2008                     5,629,000

     7,650,000      3  MetroNet Communications
                       Corp., Sr. Disc. Note,

                       0/10.75%, 11/1/2007                  6,253,875

     6,650,000         MetroNet Communications
                       Corp., Sr. Note, 12.00%,

                       8/15/2007                            7,963,375

    19,500,000      3  MetroNet Communications
                       Corp., Sr. Disc. Note,

                       0/9.95%, 6/15/2008                  15,161,250

     5,100,000    1, 2 MetroNet Communications
                       Corp., Sr. Note,

                       10.625%, 11/1/2008                   5,967,000

     6,650,000    1, 2 Metromedia Fiber
                       Network, Inc., Sr. Note,

                       10.00%, 11/15/2008                   7,165,375

    15,250,000      3  Millicom International
                       Cellular S.A., Sr. Sub.
                       Disc. Note, 0/13.50%,

                       6/1/2006                            11,361,250
    14,425,000      3  NEXTEL Communications,
                       Inc., Sr. Disc. Note,

                       0/10.65%, 9/15/2007                 10,674,500
    38,175,000      3  NEXTEL Communications,
                       Inc., Sr. Disc. Note,

                       0/9.95%, 2/15/2008                  27,104,250
     4,775,000      3  NEXTLINK Communications,
                       Inc., Sr. Disc. Note,

                       0/9.45%, 4/15/2008                   3,079,875
     8,650,000         NEXTLINK Communications,
                       Inc., Sr. Note, 9.00%,

                       3/15/2008                            8,606,750
     3,500,000         NEXTLINK Communications,
                       Inc., Sr. Note, 9.625%,

                       10/1/2007                            3,570,000
     6,750,000      3  Nextel International,
                       Inc., Sr. Disc. Note,

                       0/12.125%, 4/15/2008                 3,198,285
     6,700,000 1, 2, 3 Nextel Partners, Inc.,
                       Sr. Disc. Note,

                       0/14.00%, 2/1/2009                   3,969,750
     9,700,000         Orange PLC, Sr. Note,
                       8.00%, 8/1/2008                     10,015,250
    11,450,000         Paging Network, Inc.,
                       Sr. Sub. Note, 10.00%,

                       10/15/2008                           9,618,000
     5,225,000         Paging Network, Inc.,
                       Sr. Note, 10.125%,

                       8/1/2007                             4,441,250
     8,400,000         Pathnet, Inc., Unit,
                       12.25%, 4/15/2008                    4,158,000
    11,575,000         PsiNet, Inc., Sr. Note,
                       10.00%, 2/15/2005                   12,443,125
     6,200,000         PsiNet, Inc., Sr. Note,
                       11.50%, 11/1/2008                    7,068,000


PRINCIPAL

AMOUNT,

UNITS OR

SHARES                                                       VALUE

                       CORPORATE BONDS-continued

                       TELECOMMUNICATIONS &

                       CELLULAR-CONTINUED

 $   7,525,000      3  Qwest Communications
                       International, Inc., Sr.
                       Disc. Note, Series B,
                       0/8.29%, 2/1/2008             $      5,907,125
     8,600,000      3  Qwest Communications
                       International, Inc., Sr.
                       Disc. Note, Series B,

                       0/9.47%, 10/15/2007                  6,858,500

     6,890,000         Qwest Communications
                       International, Inc., Sr.
                       Note Series B, 10.875%,

                       4/1/2007                             7,992,400

     7,600,000    1, 2 Qwest Communications
                       International, Inc., Sr.

                       Note, 7.50%, 11/1/2008               7,904,000
    11,050,000         Rogers Cantel Mobile,
                       Inc., Sr. Sub. Note,

                       8.80%, 10/1/2007                    11,574,875

     7,625,000      3  Telesystem International
                       Wireless, Inc., Sr.
                       Disc. Note, Series B,

                       0/10.50%, 11/1/2007                  3,717,188

    13,050,000      3  Telesystem International
                       Wireless, Inc., Sr.
                       Disc. Note, Series C,

                       0/13.25%, 6/30/2007                  7,242,750
    13,400,000      3  Teligent, Inc., Sr.
                       Disc. Note, 0/11.50%,

                       3/1/2008                             7,035,000
    10,325,000         Teligent, Inc., Sr.
                       Note, 11.50%, 12/1/2007              9,834,562
    18,450,000      3  Triton PCS, Inc., Sr.
                       Sub. Disc. Note,

                       0/11.00%, 5/1/2008                  10,977,750
     5,050,000         US Xchange, LLC, Sr.
                       Note, 15.00%, 7/1/2008               5,403,500
     7,750,000         USA Mobile
                       Communications, Inc.,
                       Sr. Note, 9.50%,

                       2/1/2004                             6,471,250
     4,600,000    1, 2 Verio, Inc., Sr. Note,
                       11.25%, 12/1/2008                    5,209,500
     3,450,000    1, 2 Viatel, Inc., Sr. Note,
                       11.50%, 3/15/2009                    3,596,625
     8,575,000      3  Viatel, Inc., Unit, Sr.
                       Disc. Note, 0/12.50%,

                       4/15/2008                            5,380,813
     7,775,000         Viatel, Inc., Unit, Sr.
                       Note, 11.25%, 4/15/2008              8,008,250
                       TOTAL                              510,594,150

                       UTILITIES-0.8%
     3,500,000         CMS Energy Corp., Sr.

                       Note, 7.50%, 1/15/2009               3,517,885
     1,800,000         CalEnergy Co., Inc., Sr.
                       Note, 9.50%, 9/15/2006               2,016,000
     7,975,000         El Paso Electric Co., 1st
                       Mtg. Note, Series E,

                       9.40%, 5/1/2011                      8,993,328

     4,000,000      3  Niagara Mohawk Power
                       Corp., Sr. Disc. Note,

                       0/8.50%, 7/1/2010                    3,098,200
                       TOTAL                               17,625,413

                       TOTAL CORPORATE BONDS
                       (IDENTIFIED COST

                       $2,178,242,953)                  2,142,909,755
                       COMMON STOCKS-0.1%

         7,500       4 Affiliated Newspaper

                       Investments, Inc.                    1,125,000
         3,184         Australis Holdings
                       Property Ltd., Warrants                      0
         2,400 1, 2, 4 Bar Technologies, Inc.,
                       Warrants                               132,000
           136 1, 2, 4 CS Wireless Systems,
                       Inc.                                         0
        16,500         Diva Systems Corp.,
                       Warrants                               222,750


SHARES                                                       VALUE

                       COMMON STOCKS-continued

 $       4,850    1, 2 Electronic Retailing
                       Systems International,
                       Inc., Warrants                $         24,250
         2,550       4 Hosiery Corp. of
                       America, Inc.                           18,487
         3,750 1, 2, 4 IHF Capital, Inc.,
                       Warrants                                 1,875
           353    1, 4 MAFCO Acquisition,
                       Warrants                                     0
         6,650    1, 2 MetroNet Communications
                       Corp., Warrants                        497,420
         1,750       4 Motels of America, Inc.                 11,812
         4,500       4 NEXTEL Communications,

                       Inc., Warrants                               0
         8,400      4  Pathnet, Inc., Warrants                 85,050
         9,025       4 Pegasus Communications
                       Corp.                                  252,700
         5,775      4  Pegasus Communications
                       Corp., Warrants                        190,575
       237,797       4 Royal Oak Mines, Inc.                   22,068
       315,000 1, 2, 4 Specialty Foods
                       Acquisition Corp.                        6,300
         6,325       4 Sterling Chemicals
                       Holdings, Inc., Warrants               126,500
            46 1, 2, 4 Sullivan Graphics, Inc.                      0
        14,150      4  UIH Australia/Pacific,

                       Warrants                                15,919
        14,400       4 Wireless One, Inc.,
                       Warrants                                     0

                       TOTAL COMMON STOCKS
                       (IDENTIFIED COST

                       $12,484,376)                         2,732,706
                       PREFERRED STOCKS-3.6%

                       BANKING-0.1%

       120,000         California Federal
                       Preferred Capital Corp.,
                       REIT Perpetual Pfd.

                       Stock,

                       Series A, $2.28                      3,180,000
                       BROADCAST RADIO & TV-1.3%

         5,350         Benedek Communications
                       Corp., Sr. Exchangeable

                       PIK                                  4,306,750

        14,388         Capstar Broadcasting
                       Corp., Cumulative
                       Exchangeable Pfd. Stock,

                       Series E                             1,733,794
        45,158         Capstar Broadcasting
                       Partners, Inc., Sr.

                       Pfd., $12.00                         5,339,976
         5,561         Cumulus Media, Inc.,
                       Cumulative Sr. Red. Pfd.

                       Stk., Series A, $3.44                6,270,027
       114,150         Sinclair Broadcast
                       Group, Inc., Cumulative

                       Pfd., $11.63                        12,727,725
                       TOTAL                               30,378,272
                       CABLE TELEVISION-0.5%

         9,251         Pegasus Communications
                       Corp., Cumulative PIK

                       Pfd., Series A, 12.75%              10,453,296
                       FOOD SERVICES-0.1%

        50,312         Nebco Evans Holding Co.,

                       Exchangeable Pfd. Stock              1,786,076
                       FOREST PRODUCTS-0.1%

        18,250    1, 2 Packaging Corp. of
                       America, Sr.

                       Exchangeable PIK                     1,825,000


PRINCIPAL

AMOUNT,

UNITS, OR

SHARES                                                       VALUE

                       PREFERRED STOCKS-

                       continued

                       HEALTHCARE-0.0%
        18,232         River Holding Corp., Sr.

                       Exchangeable PIK              $      1,134,942
                       INDUSTRIAL PRODUCTS &

                       EQUIPMENT-0.2%

         3,575         Fairfield Manufacturing
                       Co., Inc., Cumulative

                       Exchangeable Pfd. Stock              3,414,125
            61    1, 2 International Utility
                       Structures, Inc., Unit,

                       13.00%                                  56,882
           475    1, 2 International Utility
                       Structures, Inc., Unit,

                       13.00%                                 456,000
                       TOTAL                                3,927,007

                       PRINTING & PUBLISHING-
                       0.8%

       128,025         Primedia, Inc.,
                       Exchangeable Pfd. Stock,

                       Series G, $2.16                     12,162,375
        72,500         Primedia, Inc., Pfd.,
                       $9.20                                7,358,750
                       TOTAL                               19,521,125

                       TELECOMMUNICATIONS &
                       CELLULAR-0.5%

         2,399         IXC Communications,
                       Inc., Cumulative Jr.

                       Exchangeable Pfd. Stock              2,620,907
         3,957         NEXTEL Communications,
                       Inc., Cumulative PIK

                       Pfd., Series D, 13.00%               4,460,999
         3,545         NEXTEL Communications,
                       Inc., Exchangeable Pfd.

                       Stock, Series E, 11.125%             3,633,625
         5,637         Viatel, Inc., Conv. PIK
                       Pfd., Series A, 10.00%               1,045,590
                       TOTAL                               11,761,121
                       TOTAL PREFERRED STOCKS
                       (IDENTIFIED COST

                       $71,960,230)                        83,966,839
                       REPURCHASE AGREEMENT -
                       1.4% 5

 $  32,870,000         ABN AMRO, Inc., 5.05%,
                       dated 3/31/1999, due
                       4/1/1999 (at amortized

                       cost)                          $    32,870,000
                       TOTAL INVESTMENTS
                       (IDENTIFIED COST

                       $2,295,557,559) 6              $ 2,262,479,300


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 1999, these securities amounted to $397,665,808 which represents 17.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $397,665,808.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

4 Non-income producing security.

5 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

6 The cost of investments for federal tax purposes amounts to $2,299,189,931. The net unrealized depreciation of investments on a federal tax basis amounts to $36,710,631 which is comprised of $78,219,861 appreciation and $114,930,492 depreciation at March 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($2,300,503,979) at March 31, 1999.

The following acronyms are used throughout this portfolio:

PIK  -Payment in Kind
REIT -Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999



ASSETS:
Total investments in
securities, at value
(identified cost
$2,295,557,559 and tax
cost $2,299,189,931)                            $ 2,262,479,300
Cash                                                    358,937
Income receivable                                    45,109,598
Receivable for
investments sold                                          7,219
Receivable for shares
sold                                                 10,716,372
Prepaid expenses                                         89,659
TOTAL ASSETS                                      2,318,761,085
LIABILITIES:

Payable for investments
purchased                      $ 11,234,770
Payable for shares
redeemed                          5,746,988
Income distribution
payable                               2,924
Payable for taxes
withheld                                 81
Accrued expenses                  1,272,343
TOTAL LIABILITIES                                    18,257,106

Net assets for
203,651,565 shares

outstanding                                     $ 2,300,503,979
NET ASSETS CONSIST OF:
Paid in capital                                 $ 2,352,837,123
Net unrealized
depreciation of
investments                                         (33,078,259)
Accumulated net realized
loss on investments                                 (21,294,933)
Undistributed net
investment income                                     2,040,048
TOTAL NET ASSETS                                $ 2,300,503,979
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE
CLASS A SHARES:

Net Asset Value Per Share

($829,981,667 /

73,450,072 shares

outstanding)                                             $11.30
Offering Price Per Share
(100/95.50 of $11.30) 1                                  $11.83
Redemption Proceeds Per
Share                                                    $11.30
CLASS B SHARES:

Net Asset Value Per Share

($1,239,882,017 /

109,784,965 shares

outstanding)                                             $11.29
Offering Price Per Share                                 $11.29
Redemption Proceeds Per
Share (94.50/100 of
$11.29) 1                                                $10.67
CLASS C SHARES:

Net Asset Value Per Share

($230,640,295 /

20,416,528 shares

outstanding)                                             $11.30
Offering Price Per Share                                 $11.30
Redemption Proceeds Per
Share (99.00/100 of
$11.30) 1                                                $11.19


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MARCH 31, 1999



INVESTMENT INCOME:
Dividends                                      $    9,247,902
Interest (net of foreign
taxes withheld of $81)                            194,088,096
TOTAL INCOME                                      203,335,998
EXPENSES:

Investment advisory fee       $ 15,261,251
Administrative personnel
and services fee                 1,534,265
Custodian fees                     129,637
Transfer and dividend
disbursing agent fees
and expenses                     1,308,079
Directors'/Trustees'

fees                                19,157
Auditing fees                       21,067
Legal fees                         138,842
Portfolio accounting
fees                               221,161
Distribution services
fee-Class B Shares               8,054,085
Distribution services
fee-Class C Shares               1,515,488
Shareholder services
fee-Class A Shares               1,897,226
Shareholder services
fee-Class B Shares               2,684,695
Shareholder services
fee-Class C Shares                 505,163
Share registration costs           174,671
Printing and postage               257,082
Insurance premiums                   6,290
Taxes                              139,209
Miscellaneous                        5,043
TOTAL EXPENSES                  33,872,411
Net investment income                             169,463,587

REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:
Net realized loss on

investments                                        (3,007,024)
Net change in unrealized
appreciation of
investments                                      (126,848,907)
Net realized and
unrealized loss on
investments                                      (129,855,931)
Change in net assets
resulting from
operations                                     $   39,607,656


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED MARCH 31                       1999                  1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $   169,463,587       $   125,828,694
Net realized gain (loss)
on investments
($3,084,749 and $7,052,046,
respectively, as
computed for federal tax

purposes)                           (3,007,024)            3,952,748
Net change in unrealized

appreciation
(depreciation) of

investments                       (126,848,907)           95,882,031
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                          39,607,656           225,663,473
NET EQUALIZATION CREDITS

(DEBITS)                                     -               541,802
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                     (66,152,957)          (57,323,230)
Class B Shares                     (85,852,247)          (57,006,059)
Class C Shares                     (16,122,978)          (11,174,312)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                   (168,128,182)         (125,503,601)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             976,452,940           806,888,506
Net asset value of shares
issued to shareholders
in payment of
distributions declared              86,755,128            63,870,285
Cost of shares redeemed           (553,081,850)         (270,557,852)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       510,126,218           600,200,939
Change in net assets               381,605,692           700,902,613
NET ASSETS:

Beginning of period              1,918,898,287         1,217,995,674
End of period (including
undistributed net
investment income of
$2,040,048 and $961,701,

respectively)                  $ 2,300,503,979       $ 1,918,898,287


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MARCH 31              1999         1998         1997         1996         1995
NET ASSET VALUE,

BEGINNING OF PERIOD            $12.10       $11.31       $11.08       $10.54       $10.99
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            1.01         1.00         1.04         1.00         1.01
Net realized and
unrealized gain (loss)
on investments                  (0.81)        0.79         0.22         0.55        (0.43)
TOTAL FROM INVESTMENT

OPERATIONS                       0.20         1.79         1.26         1.55         0.58
LESS DISTRIBUTIONS
Distributions from net
investment income               (1.00)       (1.00)       (1.03)       (1.00)       (1.03)
Distributions in excess
of net investment income
1                                   -            -            -        (0.01)           -
TOTAL DISTRIBUTIONS             (1.00)       (1.00)       (1.03)       (1.01)       (1.03)
NET ASSET VALUE, END OF

PERIOD                         $11.30       $12.10       $11.31       $11.08       $10.54
TOTAL RETURN 2                   1.94%       16.48%       11.88%       15.24%        5.74%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                         1.19%        1.21%        1.21%        1.22%        1.21%
Net investment income            8.79%        8.46%        9.19%        9.07%        9.64%
Expense
waiver/reimbursement 3              -         0.01%        0.03%        0.06%        0.05%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $829,982     $748,294     $599,736     $530,203     $448,040
Portfolio turnover                 28%          58%          55%          53%          52%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MARCH 31                1999           1998         1997         1996         1995 1
NET ASSET VALUE,

BEGINNING OF PERIOD              $12.09       $11.31       $11.08       $10.54      $10.57
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income              0.92         0.91         0.96         0.95        0.51
Net realized and
unrealized gain (loss)
on investments                    (0.80)        0.78         0.21         0.51       (0.07)
TOTAL FROM INVESTMENT

OPERATIONS                         0.12         1.69         1.17         1.46        0.44
LESS DISTRIBUTIONS
Distributions from net
investment income                 (0.92)       (0.91)       (0.94)       (0.91)      (0.47)
Distributions in excess
of net investment income
2                                     -            -            -        (0.01)          -
TOTAL DISTRIBUTIONS               (0.92)       (0.91)       (0.94)       (0.92)      (0.47)
NET ASSET VALUE, END OF

PERIOD                           $11.29       $12.09       $11.31       $11.08      $10.54
TOTAL RETURN 3                     1.18%       15.52%       10.99%       14.31%       4.47%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                           1.94%        1.97%        1.99%        2.03%       2.02% 4
Net investment income              8.05%        7.76%        8.39%        8.29%       9.47% 4
Expense
waiver/reimbursement 5                -            -            -         0.01%       0.05% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $1,239,882     $980,125     $513,169     $238,055     $33,295
Portfolio turnover                   28%          58%          55%          53%         52%


1 Reflects operations for the period from September 27, 1994 (date of initial public investment) to March 31, 1995.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal sales income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MARCH 31              1999         1998         1997         1996        1995
NET ASSET VALUE,

BEGINNING OF PERIOD            $12.09       $11.31       $11.08      $10.54      $10.99
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.92         0.91         0.95        0.92        0.94
Net realized and
unrealized gain (loss)
on investments                  (0.79)        0.78         0.22        0.54       (0.44)
TOTAL FROM INVESTMENT

OPERATIONS                       0.13         1.69         1.17        1.46        0.50
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.92)       (0.91)       (0.94)      (0.91)      (0.95)
Distributions in excess
of net investment income
1                                   -            -            -       (0.01)          -
TOTAL DISTRIBUTIONS             (0.92)       (0.91)       (0.94)      (0.92)      (0.95)
NET ASSET VALUE, END OF

PERIOD                         $11.30       $12.09       $11.31      $11.08      $10.54
TOTAL RETURN 2                   1.26%       15.51%       11.00%      14.35%       4.91%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                         1.94%        1.97%        1.99%       2.00%       1.98%
Net investment income            8.05%        7.74%        8.38%       8.30%       8.90%
Expense
waiver/reimbursement 3              -            -            -        0.03%       0.05%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $230,640     $190,480     $105,095     $57,422     $32,376
Portfolio turnover                 28%          58%          55%         53%         52%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal sales income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999

ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as permitted by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Securities which are in default are placed on non-accrual status, with the reversal of all uncollected accrued income.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of market discount. The following reclassifications have been made to the financial statements.



                    INCREASE (DECREASE)
                        ACCUMULATED   UNDISTRIBUTED

PAID-IN           NET REALIZED LOSS  NET INVESTMENT
CAPITAL              ON INVESTMENTS          INCOME
$2,002                     $255,056       $(257,058)


Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At March 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $11,376,256, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in the year 2000.

EQUALIZATION

Effective April 1, 1998, the Fund discontinued its use of equalization. Equalization is an accounting practice whereby a portion of the proceeds of sales and costs of redemptions of Fund shares is credited or charged to undistributed net investment income on a per share basis, as determined on the date of the transaction. This change in accounting policy does not affect the Fund's net assets, net asset value per share, or net investment income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each illiquid restricted security held at March 31, 1999 is as follows:



                              ACQUISITION   ACQUISITION

SECURITY                      DATE          COST
MAFCO Acquisition, Warrants   7/1/1991          $80,625


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1999, par value shares ($0.01 per share) authorized were as follows:



                 NUMBER OF PAR VALUE
CLASS NAME       CAPITAL STOCK AUTHORIZED

Class A Shares     4,000,000,000
Class B Shares     2,000,000,000
Class C Shares     4,000,000,000
TOTAL            10,000,000,000


Transactions in capital stock were as follows:



YEAR ENDED MARCH 31                     1999                                   1998
CLASS A SHARES:               SHARES             AMOUNT            SHARES            AMOUNT
Shares sold                 29,051,474       $  329,949,439      17,322,252       $  204,316,349
Shares issued to
shareholders in payment
of distributions
declared                     3,159,810           35,962,978       2,605,774           30,621,664
Shares redeemed            (20,610,388)        (235,722,033)    (11,104,769)        (131,161,460)
NET CHANGE RESULTING
FROM CLASS A SHARE

TRANSACTIONS                11,600,896       $  130,190,384       8,823,257       $  103,776,553


YEAR ENDED MARCH 31                      1999                                1998
CLASS B SHARES:               SHARES              AMOUNT          SHARES              AMOUNT
Shares sold                 47,477,727       $  540,422,390      42,537,839       $  501,512,752
Shares issued to
shareholders in payment
of distributions
declared                     3,615,144           41,080,058       2,239,670           26,393,364
Shares redeemed            (22,356,479)        (254,626,564)     (9,110,993)        (107,775,700)
NET CHANGE RESULTING
FROM CLASS B SHARE

TRANSACTIONS                28,736,392      $   326,875,884      35,666,516      $   420,130,416


YEAR ENDED MARCH 31                     1999                                1998
CLASS C SHARES:               SHARES             AMOUNT           SHARES                AMOUNT
Shares sold                  9,326,161       $  106,081,111       8,559,493       $  101,059,405
Shares issued to
shareholders in payment
of distributions
declared                       853,417            9,712,092         577,521            6,855,257
Shares redeemed             (5,511,870)         (62,733,253)     (2,683,277)         (31,620,692)
NET CHANGE RESULTING
FROM CLASS C SHARE

TRANSACTIONS                 4,667,708       $   53,059,950       6,453,737       $   76,293,970
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS     45,004,996       $  510,126,218      50,943,510       $  600,200,939


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class B Shares     0.75%
Class C Shares     0.75%


SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1999, were as follows:



Purchases   $982,748,983
Sales       $543,084,596


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

FEDERATED HIGH INCOME BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (a Maryland Corporation), including the portfolio of investments, as of March 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. As to securities purchased but not yet received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

May 20, 1999

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD C. THOMAS

Treasurer

NICHOLAS J. SEITANAKIS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 ANNUAL REPORT AS OF MARCH 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

22ND ANNUAL REPORT

 [Graphic]
 Federated

 Federated High Income Bond Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306
8042507 (5/99)

 [Graphic]

A1. The graphic representation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 3/31/99. The "y" axis is measured in increments of $50,000 ranging from $0 to $200,000 and indicates that the ending value of hypothetical initial investment of $22,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $185,105 on 3/31/99.

A2. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 3/31/99. The "y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $87,712 on 3/31/99.

A3. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 3/31/89 to 3/31/99. The "y" axis is measured in increments of $4,000 ranging from $0 to $16,000 and indicates that the ending value of a hypothetical initial investment of $5,000 over 10 years in the fund's Class A Shares would have grown to $14,204 on 3/31/99.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated High Income Bond Fund, Inc., (the "Fund") based on a 4.50% sales charge are represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is represented by a dotted line. The Lipper High Current Yield Funds Average (the "LHCYFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the LBSBRI and the LHCYFA. The "x" axis reflects computation periods from 3/31/89 to 3/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, based on a 4.50% sales charge, as compared to the LBSBRI and the LHCYFA. The ending values were $28,414, $27,325, and $24,957, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated High Income Bond Fund, Inc., (the "Fund") based on a 2.00% contingent deferred sales charge are represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is represented by a dotted line. The Lipper High Current Yield Funds Average (the "LHCYFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the Fund, the LBSBRI and the LHCYFA. The "x" axis reflects computation periods from 9/27/94 to 3/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class B Shares, based on a 2.00% contingent deferred sales charge, as compared to the LBSBRI and the LHCYFA. The ending values were $15,292, $15,435, and $15,164, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated High Income Bond Fund, Inc., (the "Fund") based on a 1.00% contingent deferred sales charge are represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is represented by a dotted line. The Lipper High Current Yield Funds Average (the "LHCYFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the Fund, the LBSBRI and the LHCYFA. The "x" axis reflects computation periods from 4/30/93 to 3/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class C Shares, based on a 1.00% contingent deferred sales charge, as compared to the LBSBRI and the LHCFA. The ending values were $16,546, $16,916, and $16,331, respectively.